Fees Summary	Sep. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 292,000.00
Previously Paid Amount	0.00
Total Fee Amount	40.33
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 40.33
Narrative - Max Aggregate Offering Price	$ 292,000.00
Final Prospectus	true